INTANGIBLE ASSETS, NET - Amortization expenses (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
INTANGIBLE ASSETS, NET
2020	$ 8,491	¥ 59,115
2021	7,958	55,400
2022	7,183	50,005
2023	4,923	34,274
2024	1,985	13,820
Annual estimated amortization expenses for intangible assets	$ 30,540	¥ 212,614